Statement of Changes in Equity - GBP (£)	Share Capital Restated total equity	Share Capital	CLNs treated as equity IFRS first time adoption adjustment	CLNs treated as equity Restated total equity	CLNs treated as equity	Other Reserves IFRS first time adoption adjustment	Other Reserves Restated total equity	Other Reserves	Retained Earnings IFRS first time adoption adjustment	Retained Earnings Restated total equity	Retained Earnings	IFRS first time adoption adjustment	Restated total equity	Total
Balance at the beginning at Dec. 31, 2018	£ 129	£ 129	£ 1,000,000	£ 1,000,000					£ 169,146	£ (753,032)	£ (922,178)	£ 1,169,146	£ 247,097	£ (922,049)
Profit Loss											814,728			814,728
Other comprehensive income														0
Total comprehensive income											814,728			814,728
Transactions with owners in their capacity as owners:
Share option charge								£ 8,945						8,945
Balance at the end attributable to owners of the company at Sep. 30, 2019	129	129	1,000,000		£ 1,000,000	£ 8,939	£ 6	8,945	2,422,272	(2,360,576)	61,696	3,431,211	(2,360,441)	1,070,770
Profit Loss		0			0			0			(658,756)			(658,756)
Other comprehensive income														0
Total comprehensive income		0			0			0			(658,756)			(658,756)
Transactions with owners in their capacity as owners:
Share option charge		0			0			47,661			0			47,661
Balance at the end attributable to owners of the company at Mar. 31, 2020		129			1,000,000			56,606			(597,060)			459,675
Balance at the beginning at Sep. 30, 2019	£ 129	129	£ 1,000,000		1,000,000	£ 8,939	£ 6	8,945	£ 2,422,272	£ (2,360,576)	61,696	£ 3,431,211	£ (2,360,441)	1,070,770
Profit Loss											(445,554)			(445,554)
Other comprehensive income														0
Total comprehensive income											(445,554)			(445,554)
Transactions with owners in their capacity as owners:
Share option charge								95,331						95,331
Balance at the end attributable to owners of the company at Sep. 30, 2020		129			1,000,000			104,276			(383,858)			720,547
Balance at the beginning at Mar. 31, 2020		129			1,000,000			56,606			(597,060)			459,675
Profit Loss		0			0			0			213,202			213,202
Total comprehensive income		0			0			0			213,202			213,202
Transactions with owners in their capacity as owners:
Share option charge		0			0			47,670			0			47,670
Balance at the end attributable to owners of the company at Sep. 30, 2020		129			1,000,000			104,276			(383,858)			720,547
Profit Loss		0			0			0			(4,408,580)			(4,408,580)
Other comprehensive income														0
Total comprehensive income		0			0			0			(4,408,580)			(4,408,580)
Transactions with owners in their capacity as owners:
Share option charge		0			0			68,598			0			68,598
Balance at the end attributable to owners of the company at Mar. 31, 2021		£ 129			£ 1,000,000			£ 172,874			£ (4,792,438)			£ (3,619,435)